Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Long-term Debt.
Schedule of outstanding amount of long-term debt

	As of
	June 30,	December 31,
(in $ millions)	2022	2021
Senior Secured Credit Agreement
Principal amount of senior secured initial term loans (Maturity – August 2025) (1)	$241	$242
Principal amount of senior secured tranche B-3 term loans (Maturity – December 2026) (2)	1,000	800
Principal amount of senior secured revolving credit facility (Maturity – August 2023) (3)	—	—
	1,241	1,042
Less: Unamortized debt discount and debt issuance costs	(20)	(19)
Total debt, net of unamortized debt discount and debt issuance costs	1,221	1,023
Less: Current portion of long-term debt	(3)	(3)
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	$1,218	$1,020
(1)	Stated interest rate of LIBOR + 2.50% as of June 30, 2022 and December 31, 2021.
(2)	Stated interest rate of LIBOR + 6.50% (with a LIBOR floor of 1.00%) as of June 30, 2022 and December 31, 2021.
(3)	Stated interest rate of LIBOR + 2.25% as of June 30, 2022 and December 31, 2021.